SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION
Summary of the Company's restricted shares award ("RSUs") issued under 2011 Plan
	Number of ordinary shares	Weighted average grant date fair value
		(US$)
Outstanding, January 1, 2016	44,406,588	0.43

Vested	(34,645,085)	0.43
Forfeited	(2,743,280)	0.44

Outstanding, December 31, 2016	7,018,223	0.46

Expected to vest at December 31, 2016	7,018,223	0.46

Granted	16,813,344	0.07
Vested	(20,555,835)	0.16
Forfeited	(1,935,168)	0.45

Outstanding, December 31, 2017	1,340,564	0.14

Expected to vest at December 31, 2017	1,340,564	0.14

Schedule of total compensation expense relating to all options and RSUs recognized
	For the years ended December 31,
	2015	2016	2017
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000

Cost of revenues	3,670	5,961	490	75
Sales and marketing expenses	2,882	2,753	254	39
General and administration expenses	38,796	72,483	9,630	1,480
Research and development expenses	3,258	3,828	562	86

	48,606	85,025	10,936	1,680

Employees
SHARE-BASED COMPENSATION
Summary of entity's share option activity
	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2016	13,760,054	0.26	5.91	3,358

Vested and expected to vest at January 1, 2016	9,521,520	0.21	5.98	2,920

Exercised	(1,325,241)	0.24
Forfeited	(1,496,736)	0.39

Outstanding, December 31, 2016	10,938,077	0.25	4.59	76

Vested and expected to vest at December 31, 2016	10,938,077	0.25		76

Exercisable at December 31, 2016	10,318,816	0.22	4.48	76

Granted	15,080,000	0.07
Forfeited	(904,720)	0.27

Outstanding, December 31, 2017	25,113,357	0.14	7.26	586

Vested and expected to vest at December 31, 2017	25,113,357	0.14		586

Exercisable at December 31, 2017	16,918,975	0.22	6.14	312

Schedule of assumptions used in calculation of estimated fair value of the options
2017

Suboptimal exercise factor	2.2-2.8
Risk-free interest rates	2.38%
Expected volatility	74.77%
Expected dividend yield	0%
Weighted average fair value of share option	0.042